Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Commitments Under Noncancelable Operating Leases

Approximate annual future commitments under noncancelable operating leases as of December 31, 2015 are as follows:

Amount
2016	$13,272
2017	12,700
2018	11,738
2019	10,325
2020	9,245
Thereafter	44,802

Total	$102,082